Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” (CAP) to our CEO and to our other NEOs and certain financial performance of the Company over the period indicated. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.
Pay Versus Performance Table
The table below provides information on the compensation for our CEO and the average compensation for our other NEOs, both as reported in the
Summary Compensation Table
and with certain adjustments to reflect the CAP, as defined under SEC rules, to such individuals, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group (S&P Financial Composite Index), our Net Income and our PPNR.

Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Comp Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)	Company Selected Performance Measure: PPNR ($MM) (4)
					Company Cumulative TSR ($)	Peer Group Cumulative TSR (3) ($)

2024	10,638,047	21,609,372	3,824,858	6,211,218	74.74	171.85	277	1,778

2023	7,697,586	7,660,934	2,845,461	2,797,744	39.55	132.42	718	2,197

2022	8,694,682	3,608,463	3,160,862	1,828,189	44.06	118.59	223	1,894

2021	11,179,238	11,252,145	3,531,923	2,936,373	76.51	131.98	801	1,588

2020	12,299,988	10,586,997	2,110,732	1,794,082	67.30	98.09	214	1,567

(1)	Our Chief Executive Officer, Ralph Andretta, served as our Principal Executive Officer for each of 2024, 2023, 2022, 2021 and 2020. Our other NEOs were as follows:
- For 2024, Perry Beberman, Allegra Driscoll, Valerie Greer, and Joseph Motes;
- For 2023, Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes;
- For 2022, Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes;
- For 2021, Perry Beberman, Valerie Greer, Timothy King, Tammy McConnaughey and Joseph Motes; and
- For 2020, Valerie Greer, Timothy King, Charles Horn, Tammy McConnaughey and Joseph Motes.

(2)	Reconciliations of the Summary Compensation Table data to CAP data are included immediately below this table.

(3)
“Peer Group Cumulative TSR” represents the cumulative total stockholder return during each measurement period for the S&P Financial Composite Index, which is the industry index reported in our Annual Report on Form
10-K
for the year ended December 31, 2024. Each amount assumes that $100 was invested on December 31, 2019, and dividends were reinvested for additional shares.

(4)
The Company has identified Pretax
Pre-provision
earnings (PPNR) as the company-selected measure for the pay versus performance disclosure, as we believe it is a key measure to track core earnings over time to demonstrate sustainable, profitable growth, excluding the volatility that can occur within Provision for credit losses. See Appendix A in this proxy statement for a reconciliation of PPNR, a non-GAAP
financial measure, to the most directly comparable GAAP measure. PPNR is a key metric on our AIC balanced scorecard; see “Compensation Discussion and Analysis—Compensation Programs—Annual Incentive Compensation” above.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the
Summary Compensation Table
(SCT) for that year:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total Compensation for CEO as reported SCT for the covered year	10,638,047	7,697,586	8,694,682	11,179,238	12,299,988

Deduct pension values reported in SCT for the covered year	0	0	0	0	0

Deduct grant date fair value of equity awards reported in SCT for the covered year	6,333,851	4,039,912	4,840,698	7,900,354	5,313,281

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	10,293,983	4,713,222	2,769,499	7,513,091	3,600,290

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	0	0	0	0	0

Add dividends paid on unvested shares/share units and stock options	216,658	79,218	55,929	16,232	0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	6,128,784	(939,971)	(3,294,818)	74,733	0

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	665,751	150,791	223,870	369,204	0

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	0	0

Compensation Actually Paid to CEO	21,609,372	7,660,934	3,608,463	11,252,145	10,586,997

To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total Compensation for Other NEOs as reported SCT for the covered year	3,824,858	2,845,461	3,160,862	3,531,923	2,110,732

Deduct pension values reported in SCT for the covered year	0	10,734	14,097	15,740	21,481

Deduct grant date fair value of equity awards reported in SCT for the covered year	1,554,468	1,020,964	1,279,679	1,949,282	696,487

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	2,517,870	1,187,162	732,140	1,416,639	465,530

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	8,503	4,070	0	0	0

Add dividends paid on unvested shares/share units and stock options	37,037	17,308	9,498	5,096	9,791

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	1,241,243	(242,674)	(736,167)	(15,854)	(53,531)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	136,176	18,116	(44,367)	46,547	(20,473)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	82,957	0

Compensation Actually Paid to Other NEOs	6,211,218	2,797,744	1,828,189	2,936,373	1,794,082

Company Selected Measure Name	PPNR
Named Executive Officers, Footnote	Perry Beberman, Allegra Driscoll, Valerie Greer, and Joseph Motes	Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes	Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes	Perry Beberman, Valerie Greer, Timothy King, Tammy McConnaughey and Joseph Motes	Valerie Greer, Timothy King, Charles Horn, Tammy McConnaughey and Joseph Motes
Peer Group Issuers, Footnote	“Peer Group Cumulative TSR” represents the cumulative total stockholder return during each measurement period for the S&P Financial Composite Index, which is the industry index reported in our Annual Report on Form
10-K
	for the year ended December 31, 2024. Each amount assumes that $100 was invested on December 31, 2019, and dividends were reinvested for additional shares.
PEO Total Compensation Amount	$ 10,638,047	$ 7,697,586	$ 8,694,682	$ 11,179,238	$ 12,299,988
PEO Actually Paid Compensation Amount	$ 21,609,372	7,660,934	3,608,463	11,252,145	10,586,997
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the
Summary Compensation Table
(SCT) for that year:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total Compensation for CEO as reported SCT for the covered year	10,638,047	7,697,586	8,694,682	11,179,238	12,299,988

Deduct pension values reported in SCT for the covered year	0	0	0	0	0

Deduct grant date fair value of equity awards reported in SCT for the covered year	6,333,851	4,039,912	4,840,698	7,900,354	5,313,281

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	10,293,983	4,713,222	2,769,499	7,513,091	3,600,290

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	0	0	0	0	0

Add dividends paid on unvested shares/share units and stock options	216,658	79,218	55,929	16,232	0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	6,128,784	(939,971)	(3,294,818)	74,733	0

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	665,751	150,791	223,870	369,204	0

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	0	0

Compensation Actually Paid to CEO	21,609,372	7,660,934	3,608,463	11,252,145	10,586,997

Non-PEO NEO Average Total Compensation Amount	$ 3,824,858	2,845,461	3,160,862	3,531,923	2,110,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,211,218	2,797,744	1,828,189	2,936,373	1,794,082
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total Compensation for Other NEOs as reported SCT for the covered year	3,824,858	2,845,461	3,160,862	3,531,923	2,110,732

Deduct pension values reported in SCT for the covered year	0	10,734	14,097	15,740	21,481

Deduct grant date fair value of equity awards reported in SCT for the covered year	1,554,468	1,020,964	1,279,679	1,949,282	696,487

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	2,517,870	1,187,162	732,140	1,416,639	465,530

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	8,503	4,070	0	0	0

Add dividends paid on unvested shares/share units and stock options	37,037	17,308	9,498	5,096	9,791

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	1,241,243	(242,674)	(736,167)	(15,854)	(53,531)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	136,176	18,116	(44,367)	46,547	(20,473)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	82,957	0

Compensation Actually Paid to Other NEOs	6,211,218	2,797,744	1,828,189	2,936,373	1,794,082

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The list below identifies (alphabetically) the five most important financial performance measures used by the CHCC to link the “compensation actually paid” to our CEO and other NEOs in 2024, calculated in accordance with SEC regulations, to Company performance for the most recently completed fiscal year. The role of each of these performance measures on our NEOs’ compensation is discussed in our “Compensation Discussion and Analysis” section above:

•	Average Loans

•	Net Credit Losses

•	Operating Leverage

•	Pretax Pre-provision Earnings

•	Return on Equity

Total Shareholder Return Amount	$ 74.74	39.55	44.06	76.51	67.3
Peer Group Total Shareholder Return Amount	171.85	132.42	118.59	131.98	98.09
Net Income (Loss)	$ 277,000,000	$ 718,000,000	$ 223,000,000	$ 801,000,000	$ 214,000,000
Company Selected Measure Amount	1,778,000,000	2,197,000,000	1,894,000,000	1,588,000,000	1,567,000,000
PEO Name	Ralph Andretta
Measure:: 1
Pay vs Performance Disclosure
Name	Average Loans
Measure:: 2
Pay vs Performance Disclosure
Name	Net Credit Losses
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Leverage
Measure:: 4
Pay vs Performance Disclosure
Name	Pretax Pre-provision Earnings
Non-GAAP Measure Description	The Company has identified Pretax
Pre-provision
earnings (PPNR) as the company-selected measure for the pay versus performance disclosure, as we believe it is a key measure to track core earnings over time to demonstrate sustainable, profitable growth, excluding the volatility that can occur within Provision for credit losses. See Appendix A in this proxy statement for a reconciliation of PPNR, a non-GAAP
	financial measure, to the most directly comparable GAAP measure. PPNR is a key metric on our AIC balanced scorecard; see “Compensation Discussion and Analysis—Compensation Programs—Annual Incentive Compensation” above.
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Equity
PEO | Pension Values Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Grant Date Fair Value Of Equity Awards Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,333,851)	(4,039,912)	(4,840,698)	(7,900,354)	(5,313,281)
PEO | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Fair Values As Of The End Of The Covered Year Of All Equity Awards Granted During The Covered Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,293,983	4,713,222	2,769,499	7,513,091	3,600,290
PEO | Fair Value As Of The Vesting Date Of Any Awards Granted In The Covered Year That Vested During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends Paid On Unvested SharesShare Units And Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,658	79,218	55,929	16,232	0
PEO | The Change In Fair Value (Whether Positive Or Negative) As Of The End Of The Covered Year Of Any Equity Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,128,784	(939,971)	(3,294,818)	74,733	0
PEO | The Change In Fair Value (Whether Positive Or Negative) As Of The Vesting Date Of Any Equity Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	665,751	150,791	223,870	369,204	0
PEO | Subtract The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Values Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(10,734)	(14,097)	(15,740)	(21,481)
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,554,468)	(1,020,964)	(1,279,679)	(1,949,282)	(696,487)
Non-PEO NEO | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Fair Values As Of The End Of The Covered Year Of All Equity Awards Granted During The Covered Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,517,870	1,187,162	732,140	1,416,639	465,530
Non-PEO NEO | Fair Value As Of The Vesting Date Of Any Awards Granted In The Covered Year That Vested During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,503	4,070	0	0	0
Non-PEO NEO | Dividends Paid On Unvested SharesShare Units And Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,037	17,308	9,498	5,096	9,791
Non-PEO NEO | The Change In Fair Value (Whether Positive Or Negative) As Of The End Of The Covered Year Of Any Equity Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,241,243	(242,674)	(736,167)	(15,854)	(53,531)
Non-PEO NEO | The Change In Fair Value (Whether Positive Or Negative) As Of The Vesting Date Of Any Equity Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,176	18,116	(44,367)	46,547	(20,473)
Non-PEO NEO | Subtract The Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (82,957)	$ 0